RETIREMENT BENEFIT PLANS (Schedule Of Reconciliation Of Funded Status) (Details) (Foreign Pension Plans, Defined Benefit, USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Foreign Pension Plans, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Funded status, projected benefit obligation in excess of (less than) plan assets	$ (488)	$ 162
Unrecognized net actuarial loss	2,911	1,512
Accumulated other comprehensive loss	(2,911)	(1,512)
Amounts recognized	$ (488)	$ 162